Other Assets, Net - Schedule of Other Assets Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Other Assets Movement of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the period/year	$ 990
(Reversal of) Provision for expected credit losses	(233)	990
Exchange difference	5
Balance at end of the period/year	$ 762	$ 990